RISK MANAGEMENT (Details 10) - Liquidity Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Obligations under repurchase agreements [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 268,061	$ 212,437
Obligations under repurchase agreements [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	268,061	212,437
Obligations under repurchase agreements [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	268,061	212,437
Obligations under repurchase agreements [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Checking Accounts, Time Deposits & Other Time Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	20,168,837	20,979,497
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	8,376,371	7,949,315
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,120,171	6,105,767
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,299,018	2,537,299
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,201,271	4,193,906
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	19,996,831	20,786,287
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	106,833	118,101
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,811	13,913
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	62,362	61,196
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	172,006	193,210
Financial Derivatives Contracts [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,139,488	2,292,161
Financial Derivatives Contracts [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Financial Derivatives Contracts [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	144,410	92,335
Financial Derivatives Contracts [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	356,288	263,893
Financial Derivatives Contracts [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	196,444	122,565
Financial Derivatives Contracts [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	697,142	478,793
Financial Derivatives Contracts [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	378,582	494,539
Financial Derivatives Contracts [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	358,358	346,948
Financial Derivatives Contracts [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	705,406	971,881
Financial Derivatives Contracts [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,442,346	1,813,368
Interbank Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,698,357	1,916,368
Interbank Borrowings [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,130	4,557
Interbank Borrowings [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	46,013	373,423
Interbank Borrowings [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,030,241	1,154,063
Interbank Borrowings [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	397,419	115,769
Interbank Borrowings [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,477,803	1,647,812
Interbank Borrowings [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	220,554	233,542
Interbank Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities		35,014
Interbank Borrowings [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Interbank Borrowings [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	220,554	268,556
Issue debt instruments [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	7,093,653	7,326,372
Issue debt instruments [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Issue debt instruments [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	21,043	43,141
Issue debt instruments [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	274,239	922,705
Issue debt instruments [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	55,119	185,425
Issue debt instruments [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	350,401	1,151,271
Issue debt instruments [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,727,571	1,168,117
Issue debt instruments [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,104,771	1,444,593
Issue debt instruments [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,910,910	3,562,391
Issue debt instruments [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,743,252	6,175,101
Other financial liabilities [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	242,030	240,016
Other financial liabilities [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	177,663	153,049
Other financial liabilities [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	701	1,461
Other financial liabilities [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	31,879	2,817
Other financial liabilities [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,583	1,161
Other financial liabilities [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	212,826	158,488
Other financial liabilities [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	27,581	58,641
Other financial liabilities [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	404	7,766
Other financial liabilities [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,219	15,121
Other financial liabilities [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	29,204	81,528
Total Financial Liabilities Before Interest Payment [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	31,610,426	32,966,851
Total Financial Liabilities Before Interest Payment [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	8,558,164	8,106,921
Total Financial Liabilities Before Interest Payment [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,600,399	6,828,564
Total Financial Liabilities Before Interest Payment [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,991,665	4,880,777
Total Financial Liabilities Before Interest Payment [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,852,836	4,618,826
Total Financial Liabilities Before Interest Payment [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	23,003,064	24,435,088
Total Financial Liabilities Before Interest Payment [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,461,121	2,072,940
Total Financial Liabilities Before Interest Payment [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,466,344	1,848,234
Total Financial Liabilities Before Interest Payment [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,679,897	4,610,589
Total Financial Liabilities Before Interest Payment [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	8,607,362	8,531,763
Contractual Interest Payments [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,363,077	3,517,450
Contractual Interest Payments [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,403	2,273
Contractual Interest Payments [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	45,465	56,121
Contractual Interest Payments [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	462,579	537,941
Contractual Interest Payments [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	117,779	170,861
Contractual Interest Payments [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	630,226	767,196
Contractual Interest Payments [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	808,502	1,762,884
Contractual Interest Payments [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	776,796
Contractual Interest Payments [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,147,553	987,370
Contractual Interest Payments [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,732,851	2,750,254
Total Financial Liabilities After Interest Payment [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	34,973,503	36,484,301
Total Financial Liabilities After Interest Payment [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	8,562,567	8,109,194
Total Financial Liabilities After Interest Payment [Member] | Not later than one month [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,645,864	6,884,685
Total Financial Liabilities After Interest Payment [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,454,244	5,418,718
Total Financial Liabilities After Interest Payment [Member] | Later than one month and not later than three months [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,970,615	4,789,687
Total Financial Liabilities After Interest Payment [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	23,633,290	25,202,284
Total Financial Liabilities After Interest Payment [Member] | Later than one year and not later than three years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,269,623	3,835,824
Total Financial Liabilities After Interest Payment [Member] | Later than three years and not later than five years [member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,243,140	1,848,234
Total Financial Liabilities After Interest Payment [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,827,450	5,597,959
Total Financial Liabilities After Interest Payment [Member] | More than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 11,340,213	$ 11,282,017